Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax	$ (4,655)	$ (4,338)	$ (2,840)
Deferred income tax	(22,103)	(39,499)	(9,485)
Income tax expense	$ (26,758)	$ (43,837)	$ (12,325)